Risk information - Contractual flows (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk information
Total financial assets	kr 320,399	kr 305,065
Financial liabilities	(312,857)	(293,073)
Binding offers	1,322	2,800
Liquidity risk
Risk information
Financial assets, cash flow	314,358	322,570
Financial assets, discounting effect	6,041	(17,505)
Total financial assets	320,399	305,065
Financial liabilities, cash flow	(304,119)	(294,604)
Financial liabilities, discounting effect	(8,738)	1,531
Financial liabilities	(312,857)	(293,073)
Liquidity surplus (+) / deficit (-)	56,492	27,967
Binding offers	kr 1,300
Liquidity risk | Minimum
Risk information
Maturity of cash flow in deficit	3 months
Liquidity risk | Maximum
Risk information
Maturity of cash flow in deficit	5 years
Liquidity risk | Credit facility with the Swedish National Debt Office
Risk information
Additional available funds under credit facility	kr 200,000	125,000
Credit facility limit for use in CIRR or commercial export financing	15,000
Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	8,456	14,439
Financial liabilities, cash flow	(5,750)	(7,272)
Committed undisbursed loans cash flows	(4)	(7,094)
Liquidity surplus (+) / deficit (-)	2,702	73
Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	32,940	42,664
Financial liabilities, cash flow	(34,918)	(33,182)
Committed undisbursed loans cash flows	(2,001)	(1,944)
Liquidity surplus (+) / deficit (-)	(3,979)	7,538
Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	66,948	73,379
Financial liabilities, cash flow	(69,748)	(73,789)
Committed undisbursed loans cash flows	(4,633)	(13,733)
Liquidity surplus (+) / deficit (-)	(7,433)	(14,143)
Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	149,719	131,520
Financial liabilities, cash flow	(176,149)	(158,492)
Committed undisbursed loans cash flows	(23,833)	(4,652)
Liquidity surplus (+) / deficit (-)	(50,263)	(31,624)
More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	56,295	60,568
Financial liabilities, cash flow	(17,554)	(21,869)
Committed undisbursed loans cash flows	76,724	27,424
Liquidity surplus (+) / deficit (-)	115,465	66,123
Not later than 3 months / 90 days | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(1,277)	7,611
Within 1 year | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(8,710)	(6,532)
Not later than five years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(58,973)	(38,156)
Cash and cash equivalents
Risk information
Total financial assets	3,362	1,362
Cash and cash equivalents | Liquidity risk
Risk information
Financial assets, cash flow	2,801	651
Financial assets, discounting effect	561	711
Total financial assets	3,362	1,362
Cash and cash equivalents | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	2,801	651
Treasuries/government bonds
Risk information
Total financial assets	22,266	8,344
Treasuries/government bonds | Liquidity risk
Risk information
Financial assets, cash flow	22,251	8,359
Financial assets, discounting effect	15	(15)
Total financial assets	22,266	8,344
Treasuries/government bonds | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow		1,697
Treasuries/government bonds | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	10,204	1,044
Treasuries/government bonds | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	10,857	4,289
Treasuries/government bonds | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	1,190	1,329
Other interest-bearing securities except loans
Risk information
Total financial assets	33,551	53,906
Other interest-bearing securities except loans | Liquidity risk
Risk information
Financial assets, cash flow	33,631	54,300
Financial assets, discounting effect	(80)	(394)
Total financial assets	33,551	53,906
Other interest-bearing securities except loans | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	1,639	6,581
Other interest-bearing securities except loans | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	6,932	12,417
Other interest-bearing securities except loans | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	17,975	26,399
Other interest-bearing securities except loans | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	7,085	8,903
Loans in the form of interest-bearing securities
Risk information
Total financial assets	50,780	43,627
Loans in the form of interest-bearing securities | Liquidity risk
Risk information
Financial assets, cash flow	53,683	46,664
Financial assets, discounting effect	(2,903)	(3,037)
Total financial assets	50,780	43,627
Loans in the form of interest-bearing securities | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	68	332
Loans in the form of interest-bearing securities | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	6,053	1,379
Loans in the form of interest-bearing securities | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	3,928	6,106
Loans in the form of interest-bearing securities | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	31,518	26,369
Loans in the form of interest-bearing securities | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	12,116	12,478
Loans to credit institutions
Risk information
Total financial assets	31,315	27,010
Loans to credit institutions | Liquidity risk
Risk information
Financial assets, cash flow	9,573	27,544
Financial assets, discounting effect	21,742	(534)
Total financial assets	31,315	27,010
Loans to credit institutions | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	66	486
Loans to credit institutions | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	219	17,204
Loans to credit institutions | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	3,437	1,928
Loans to credit institutions | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	4,685	6,334
Loans to credit institutions | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	1,166	1,592
Loans to the public
Risk information
Total financial assets	171,562	163,848
Loans to the public | Liquidity risk
Risk information
Financial assets, cash flow	185,430	178,697
Financial assets, discounting effect	(13,868)	(14,849)
Total financial assets	171,562	163,848
Loans to the public | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	3,798	4,583
Loans to the public | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	8,998	10,054
Loans to the public | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	29,475	33,443
Loans to the public | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	102,065	86,241
Loans to the public | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	41,094	44,376
Derivatives
Risk information
Total financial assets	7,563	6,968
Derivatives | Liquidity risk
Risk information
Financial assets, cash flow	6,989	6,355
Financial assets, discounting effect	574	613
Total financial assets	7,563	6,968
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	84	109
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	534	566
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	1,276	1,214
Derivatives | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	3,176	2,344
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	1,919	2,122
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial assets, cash flow	2,102	1,450
Financial assets, discounting effect	1,213	1,171
Total financial assets	3,315	2,621
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(6)	(8)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	49	21
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	353	432
Derivatives | Hedging instrument | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	1,074	372
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	632	633
Borrowing from credit institutions
Risk information
Financial liabilities	(3,486)	(3,678)
Borrowing from credit institutions | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,942)	(3,690)
Financial liabilities, discounting effect	(1,544)	12
Financial liabilities	(3,486)	(3,678)
Borrowing from credit institutions | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(58)	(10)
Borrowing from credit institutions | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(147)	(3,680)
Borrowing from credit institutions | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(518)
Borrowing from credit institutions | Between 1 and 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,151)
Borrowing from credit institutions | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(68)
Borrowing from the public
Risk information
Financial liabilities	(10,000)
Borrowing from the public | Liquidity risk
Risk information
Financial liabilities, cash flow	(10,005)
Financial liabilities, discounting effect	5
Financial liabilities	(10,000)
Borrowing from the public | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(2)
Borrowing from the public | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(4)
Borrowing from the public | Between 1 and 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(9,999)
Debt securities issued
Risk information
Financial liabilities	(273,976)	(269,339)
Debt securities issued | Liquidity risk
Risk information
Financial liabilities, cash flow	(280,674)	(283,861)
Financial liabilities, discounting effect	6,698	14,522
Financial liabilities	(273,976)	(269,339)
Debt securities issued | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(4,486)	(6,284)
Debt securities issued | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(31,436)	(27,985)
Debt securities issued | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(64,938)	(72,297)
Debt securities issued | Between 1 and 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(162,367)	(155,386)
Debt securities issued | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(17,447)	(21,909)
Derivatives
Risk information
Financial liabilities	(25,395)	(20,056)
Derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(11,498)	(7,053)
Financial liabilities, discounting effect	(13,897)	(13,003)
Financial liabilities	(25,395)	(20,056)
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,206)	(978)
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,333)	(1,517)
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(4,288)	(1,492)
Derivatives | Between 1 and 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(2,632)	(3,106)
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(39)	40
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial liabilities, cash flow	(722)	(1,960)
Financial liabilities, discounting effect	248	(1,177)
Financial liabilities	(474)	(3,137)
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(8)	(8)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(26)	30
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(143)	(747)
Derivatives | Hedging instrument | Between 1 and 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(567)	(1,096)
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	kr 22	kr (139)